Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Inventory [Abstract]
Inventory	$ 1,429	$ 1,363
Inventory Reserves	(620)	(620)
Total	$ 809	$ 743